Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale
Due in one year or less, Amortized Cost	$ 3,938
Due after one through five years, Amortized Cost	23,304
Due after five through ten years, Amortized Cost	29,981
Due after ten years, Amortized Cost	131,849
Amortized Cost, Available-for-sale	189,072	$ 111,874
Due in one year or less, Fair Value	3,977
Due after one through five years, Fair Value	23,546
Due after five through ten years, Fair Value	30,141
Due after ten years, Fair Value	132,774
Total debt securities available-for-sale, Fair Value	190,438	112,146
Held-to-maturity
Due in one year or less, Amortized Cost	3,425
Due after five through ten years, Amortized Cost	263
Due after ten years, Amortized Cost	5,357
Amortized Cost, Held-to-maturity	9,045	13,869
Due in one year or less, Fair Value	3,425
Due after five through ten years, Fair Value	263
Due after ten years, Fair Value	5,537
Total debt securities held-to-maturity, Fair Value	$ 9,225	$ 13,950